Condensed Combined Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2015		Sep. 30, 2014
Cash flows from operating activities:
Net income (loss)	[1],[2]	$ 39,976		$ (26,393)	[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	[2]	10,454		2,612
Amortization of intangibles	[1],[2]	1,223		748
Amortization of deferred financing costs	[1],[2]	432		0
Incentive unit expense	[1],[2],[4]	1,048		11,791
Equity compensation expense	[2]	3,316		406
Deferred income tax benefit	[2]	5,796		(9,985)
Changes in operating assets and liabilities:
Increase in accounts receivable and receivable from affiliate	[2]	(8,852)		(1,482)
Increase in prepaid expenses and other assets	[2]	(407)		(260)
Increase in accounts payable and payable to affiliate	[2]	3,764		341
Increase in accrued liabilities and other	[2]	280		1,821
Net cash provided by (used in) operating activities	[2]	57,030		(20,401)
Cash flows from investing activities:
Capital expenditures	[2]	(178,104)		(69,579)
Acquisition of Marcellus joint venture	[2]	0		(55,000)
Acquisition of Momentum assets	[2]	0		(111,448)
Net cash used in investing activities	[2]	(178,104)		(236,027)
Cash flows from financing activities:
Proceeds from borrowings	[2]	72,000		0
Costs related to IPO	[2]	(129)		0
Additions to deferred financing costs	[2]	(21)		(862)
Contributions from parent	[2]	69,182		258,339
Distribution to Rice Midstream Holdings	[2]	(11,456)		0
Distributions paid to unitholders	[2]	(11,454)		0
Net cash provided by financing activities	[2]	118,122		257,477
Net (decrease) increase in cash	[2]	(2,952)		1,049
Cash at the beginning of the year	[2]	26,834	[5]	148
Cash at the end of the period	[2]	$ 23,882	[5]	$ 1,197

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[3]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[4]	Incentive unit expense was allocated from Rice Energy to the Partnership during the three and nine months ended September 30, 2014. In addition, incentive unit expense was allocated from Rice Energy to the Water Assets for the three and nine months ended September 30, 2014 and 2015.
[5]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.